Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
October 31, 2024

Dates Covered
Collections Period	10/01/24 - 10/31/24
Interest Accrual Period	10/15/24 - 11/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/24	436,461,650.55	23,170
Yield Supplement Overcollateralization Amount 09/30/24	38,855,100.59	0
Receivables Balance 09/30/24	475,316,751.14	23,170
Principal Payments	19,515,595.64	489
Defaulted Receivables	938,282.15	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/24	36,487,861.05	0
Pool Balance at 10/31/24	418,375,012.30	22,642

Pool Statistics	$ Amount	# of Accounts
Pool Factor	39.33%
Prepayment ABS Speed	1.32%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	7,992,828.67	298
Past Due 61-90 days	2,648,925.48	100
Past Due 91-120 days	510,926.68	22
Past Due 121+ days	0.00	0
Total	11,152,680.83	420

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.69%
Delinquency Trigger Occurred	NO

Recoveries	494,921.84
Aggregate Net Losses/(Gains) - October 2024	443,360.31
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.12%
Prior Net Losses/(Gains) Ratio	0.18%
Second Prior Net Losses/(Gains) Ratio	0.36%
Third Prior Net Losses/(Gains) Ratio	0.36%
Four Month Average	0.51%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.60%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.14%
Weighted Average Contract Rate, Yield Adjusted	10.20%
Weighted Average Remaining Term	42.64

Flow of Funds	$ Amount
Collections	22,016,935.55
Investment Earnings on Cash Accounts	34,775.34
Servicing Fee	(396,097.29)
Transfer to Collection Account	-
Available Funds	21,655,613.60

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,809,053.79
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	12,980,184.44
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,759,921.56

Total Distributions of Available Funds	21,655,613.60

Servicing Fee	396,097.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 10/15/24	431,355,196.74
Principal Paid	18,086,638.25
Note Balance @ 11/15/24	413,268,558.49

Class A-1
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-2a
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-2b
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-3
Note Balance @ 10/15/24	285,745,196.74
Principal Paid	18,086,638.25
Note Balance @ 11/15/24	267,658,558.49
Note Factor @ 11/15/24	87.2249751%

Class A-4
Note Balance @ 10/15/24	99,620,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	99,620,000.00
Note Factor @ 11/15/24	100.0000000%

Class B
Note Balance @ 10/15/24	30,630,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	30,630,000.00
Note Factor @ 11/15/24	100.0000000%

Class C
Note Balance @ 10/15/24	15,360,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	15,360,000.00
Note Factor @ 11/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,809,053.79
Total Principal Paid	18,086,638.25
Total Paid	19,895,692.04

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	5.00981%
Coupon	5.85981%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	1,335,858.79
Principal Paid	18,086,638.25
Total Paid to A-3 Holders	19,422,497.04

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.7713419
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.7096008
Total Distribution Amount	19.4809427

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	4.3533168
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	58.9410097
Total A-3 Distribution Amount	63.2943265

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	717.67
Noteholders' Principal Distributable Amount	282.33

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/24	5,106,453.81
Investment Earnings	20,669.03
Investment Earnings Paid	(20,669.03)
Deposit/(Withdrawal)	-
Balance as of 11/15/24	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,692,682.53	$2,810,707.01	$3,575,955.87
Number of Extensions	178	109	128
Ratio of extensions to Beginning of Period Receivables Balance	0.99%	0.57%	0.69%